Submission	Sep. 10, 2024
Submission [Line Items]
Central Index Key	0001039684
Registrant Name	ONEOK INC /NEW/
Registration File Number	333-272782
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES